N-2	Mar. 31, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001905088
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ARK VENTURE FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES

Sales load (as a percentage of offering price)	None
Dividend Reinvestment Fees(1)	None
(1)	The expenses of administering the DRP are included in “Other operating expenses.” See “Distributions — Dividend Reinvestment Plan.”

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of projected average net assets attributable to Shares)(2)
Management fee	2.75%
Interest payments on borrowed funds(3)	0.00%
Other expenses(4)	4.93%
Service Fee(5)	0.15%
Other operating expenses	4.78%
Total annual fund expenses	7.68%
Expense reimbursement(6)	(4.78)%
Total annual fund expenses after expense reimbursement	2.90%
(2)	Assumes the Fund raises approximately $20 million in proceeds in the one-year period beginning August 2022 resulting in estimated average net assets of approximately $12.5 million in the first 12-month period. “Annual Fund Expenses” do not include organizational and offering costs as these costs have been incurred and paid by the Adviser. The estimated organizational and offering expenses (including pre-effective expenses) for the initial 12-month period of investment operations are $944,300 or 7.53%
of $12.5 million in average assets during the first 12 months of operations. See “Fund Expenses.” Pursuant to the Expense Reimbursement Agreement between the Fund and the Adviser, the Fund will be obligated to reimburse the Adviser for any such payments within two years of the Adviser incurring such expenses subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) the Fund’s net assets exceeds $50,000,000; and (ii) the Adviser Recoupment does not cause the Fund’s net assets to fall below $50,000,000. To the extent that the Fund’s net assets exceed $50 million and the Fund pays the Adviser the full Adviser Recoupment of $944,300, the Fund’s net annual operating expenses would be expected to increase to 3.82% of the Fund’s average daily net assets.

(3)	Interest expenses represent estimated interest related costs the Fund expects to incur in connection with the use of its credit facility. See “Summary of Terms — Leverage.” The Fund does not currently intend to use its credit facility during the 12-month period following the date of the Prospectus.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(5)	The Service Fee has been restated to reflect the current fee arrangement in place.

(6)

The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through November 28, 2024 to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments; taxes; brokerage costs; acquired fund fees and expenses; expenses of litigation, indemnification and shareholder meetings; offering costs; and extraordinary expenses) exceed 2.90% of the Fund’s average daily net assets.

Pursuant to the Expense Limitation Agreement, the Adviser may receive reimbursement of any fees waived and/or excess expense payments paid by it pursuant to the Expense Limitation Agreement within three years of such waiver and/or expense payment, if such reimbursement can be achieved within the Expense Limit or the expense limit that was in effect at the time of the waiver and/or expense payment, whichever is lower, and such reimbursement has been approved by the Trustees of the Fund. The Expense Limitation Agreement will remain in effect until at least November 28, 2024, unless and until the Board approves its earlier termination.

Management Fees [Percent]	2.75%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[2],[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.15%	[2],[4]
Other Annual Expense 2 [Percent]	4.78%	[2]
Other Annual Expenses [Percent]	4.93%	[2],[5]
Total Annual Expenses [Percent]	7.68%	[2]
Waivers and Reimbursements of Fees [Percent]	(4.78%)	[2],[6]
Net Expense over Assets [Percent]	2.90%	[2]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]

Effects of Leverage

Assuming that borrowings represent approximately 5% of the Fund’s net assets, as of February 28, 2023, and that the Fund bears expenses relating to such borrowings at an annual effective interest rate of 7.5% (based on interest rates for such borrowings as of a recent date), the annual return that the Fund’s portfolio must experience (net of expenses not related to borrowings) in order to cover the costs of such borrowings would be approximately 0.38%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 5% of the Fund’s net assets and an annual rate of interest of 7.5% (as discussed above). Your actual returns may be greater or less than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.08)%	(5.73)%	(0.37)%	4.98%	10.33%

Corresponding Share total return is composed of two elements — the Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s borrowings) and gains or losses on the value of the securities the Fund owns.

Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Share Total Return	(11.08)%	(5.73)%	(0.37)%	4.98%	10.33%

Return at Minus Ten [Percent]	(11.08%)
Return at Minus Five [Percent]	(5.73%)
Return at Zero [Percent]	(0.37%)
Return at Plus Five [Percent]	4.98%
Return at Plus Ten [Percent]	10.33%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of the Fund’s leverage due to borrowings on corresponding Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table further assumes that the Fund’s borrowings represent approximately 5% of the Fund’s net assets and an annual rate of interest of 7.5% (as discussed above). Your actual returns may be greater or less than those appearing below.

[1]	The expenses of administering the DRP are included in “Other operating expenses.” See “Distributions — Dividend Reinvestment Plan.”
[2]	Assumes the Fund raises approximately $20 million in proceeds in the one-year period beginning August 2022 resulting in estimated average net assets of approximately $12.5 million in the first 12-month period. “Annual Fund Expenses” do not include organizational and offering costs as these costs have been incurred and paid by the Adviser. The estimated organizational and offering expenses (including pre-effective expenses) for the initial 12-month period of investment operations are $944,300 or 7.53% of $12.5 million in average assets during the first 12 months of operations. See “Fund Expenses.” Pursuant to the Expense Reimbursement Agreement between the Fund and the Adviser, the Fund will be obligated to reimburse the Adviser for any such payments within two years of the Adviser incurring such expenses subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) the Fund’s net assets exceeds $50,000,000; and (ii) the Adviser Recoupment does not cause the Fund’s net assets to fall below $50,000,000. To the extent that the Fund’s net assets exceed $50 million and the Fund pays the Adviser the full Adviser Recoupment of $944,300, the Fund’s net annual operating expenses would be expected to increase to 3.82% of the Fund’s average daily net assets.
[3]	Interest expenses represent estimated interest related costs the Fund expects to incur in connection with the use of its credit facility. See “Summary of Terms — Leverage.” The Fund does not currently intend to use its credit facility during the 12-month period following the date of the Prospectus.
[4]	The Service Fee has been restated to reflect the current fee arrangement in place.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually through November 28, 2024 to waive its Management Fee and/or reimburse the Fund’s operating expenses on a monthly basis to the extent that the Fund’s total annualized fund operating expenses (excluding expenses directly related to the costs of making investments; taxes; brokerage costs; acquired fund fees and expenses; expenses of litigation, indemnification and shareholder meetings; offering costs; and extraordinary expenses) exceed 2.90% of the Fund’s average daily net assets. Pursuant to the Expense Limitation Agreement, the Adviser may receive reimbursement of any fees waived and/or excess expense payments paid by it pursuant to the Expense Limitation Agreement within three years of such waiver and/or expense payment, if such reimbursement can be achieved within the Expense Limit or the expense limit that was in effect at the time of the waiver and/or expense payment, whichever is lower, and such reimbursement has been approved by the Trustees of the Fund. The Expense Limitation Agreement will remain in effect until at least November 28, 2024, unless and until the Board approves its earlier termination.